Equity of the Trust Equity Offerings (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Feb. 28, 2010 Equity Issuance February 2010	Dec. 31, 2010 Equity Issuance February 2010	Jul. 31, 2010 Equity Issuance July 2010	Dec. 31, 2010 Equity Issuance July 2010	Dec. 31, 2010 Equity Issuance December 2010	Dec. 31, 2011 Equity Issuance December 2010		Dec. 31, 2010 Equity Issuance December 2010		May 31, 2011 Equity Issuance May 2011	Dec. 31, 2011 Equity Issuance May 2011
Schedule of New Equity Issued
Amount authorized for issuance of common shares					$ 50,000,000		$ 100,000,000		$ 100,000,000					$ 75,000,000
Stock issued during period, shares, new issues	8,416,846		10,393,874			3,602,348		6,329,026		4,788,525		462,500			3,628,321
Weighted average price per common share issued	$ 19.80		$ 15.24			$ 13.88		$ 15.80		$ 19.14		$ 18.06			$ 20.67
Continuous at-the-market equity offering program, net proceeds	163,686,000	[1]	156,174,000	[1]		48,999,000 [1]		98,990,000 [1]		89,813,000	[1]	8,185,000	[1]		73,873,000 [1]
One time issuance costs paid by the Company	$ 300,000		$ 300,000
Number of multifamily properties, funded	3

[1]	Amounts are shown net of underwriting discounts, but excludes $0.3 million of one-time administrative expenses paid by the Company during each of the years ended December 31, 2011 and 2010.